Condensed consolidated cash flow statement (unaudited) (Parenthetical) £ in Millions	Jun. 30, 2018 GBP (£)
Disclosure of reclassifications or changes in presentation [line items]
Cash and cash equivalents	£ 152,964
Changes in operating assets and liabilities to Net cash transferred as part of the UK business banking disposal [member]
Disclosure of reclassifications or changes in presentation [line items]
Cash equivalents	2,400
Net cash from financing activities to Adjustments for non cash items [member]
Disclosure of reclassifications or changes in presentation [line items]
Cash and cash equivalents	£ 120